Annual Fund Operating Expenses - Institutional - Vanguard Emerging Markets Stock Index Fund	Feb. 26, 2021
Institutional Shares
Operating Expenses:
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%
Institutional Plus Shares
Operating Expenses:
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%